Interest in Joint Operation - Summary of Share of Joint Operation and Includes Inter-company Transactions and Balances (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Non-current assets
Property, plant and equipment	$ 4,259.2		$ 4,892.9
Current assets	921.1		1,114.4
Cash and cash equivalents	399.7		479.0		$ 526.7	$ 440.0
Inventories	368.2		393.5
Prepayments	43.3		51.5
Total assets	6,104.3		6,620.1
Total equity
Retained earnings	1,073.9		1,471.1
Non-current liabilities	2,781.9		2,363.1
Deferred taxation	454.9		453.9
Finance lease liability	80.1		0.0
Long-term incentive plan	2.1		0.0
Current liabilities	615.5		854.0
Trade and other payables	503.0		548.5
Current portion of finance lease liability	8.5		0.0
Total equity and liabilities	6,104.3		6,620.1
Joint operations [member]
Non-current assets
Property, plant and equipment	554.6	$ 788.6	374.9	$ 485.7
Current assets	11.7	16.5	7.2	9.3
Cash and cash equivalents	2.1	3.0	5.3	6.8
Inventories	0.8	1.1	0.0	0.0
Prepayments	6.4	9.1	1.9	2.5
Other receivables	2.4	3.3	0.0	0.0
Total assets	566.3	805.1	382.1	495.0
Total equity
Retained earnings	(4.7)	(6.7)	(2.3)	(2.9)
Non-current liabilities	119.7	170.3	11.8	15.2
Deferred taxation	30.5	43.3	4.2	5.4
Finance lease liability	76.5	108.8	0.0	0.0
Environmental rehabilitation costs	12.7	18.2	0.0	0.0
Long-term incentive plan	0.0	0.0	7.6	9.8
Current liabilities	451.3	641.5	372.6	482.7
Related entity loans payable	439.0	624.1	347.3	449.9
Trade and other payables	7.7	10.9	14.1	18.3
Deferred consideration	0.0	0.0	11.2	14.5
Current portion of finance lease liability	4.6	6.5	0.0	0.0
Total equity and liabilities	$ 566.3	$ 805.1	$ 382.1	$ 495.0